Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Accounts receivable, net
Accounts receivable	¥ 2,309,466	¥ 2,413,173
Allowance for credit losses:
Balance at beginning of the year	(120,495)	(118,724)
Additions	(2,187)	(1,494)
Exchange loss	(3,017)	(7,921)
Write-offs	962	7,644
Balance at end of the year	(124,737)	(120,495)
Accounts receivable, net	¥ 2,184,729	¥ 2,292,678	$ 307,712